Average Annual Total Returns - FidelityGNMAFund-PRO - FidelityGNMAFund-PRO - Fidelity GNMA Fund	Sep. 29, 2023
Fidelity GNMA Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.28%)
Past 5 years	(0.60%)
Past 10 years	0.54%
Fidelity GNMA Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.97%)
Past 5 years	(1.33%)
Past 10 years	(0.30%)
Fidelity GNMA Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.67%)
Past 5 years	(0.73%)
Past 10 years	0.07%
LB020
Average Annual Return:
Past 1 year	(10.76%)
Past 5 years	(0.50%)
Past 10 years	0.59%